Intangible Assets, Net (Details) - Schedule of estimated amortization - Dec. 31, 2022	CNY (¥)	USD ($)
Schedule of estimated amortization [Abstract]
2023	¥ 1,492,500	$ 214,298
2024	1,492,500	214,298
2025	1,492,500	214,298
2026	1,492,500	214,298
Thereafter	746,250	107,149
Total	¥ 6,716,250	$ 964,341